BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS

Short-term loans consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Cathay Bank
Effective interest rate at 4.25% (1)	$564,000	$704,446
Total	$564,000	$704,446

(1)	On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets.

As of June 30, 2022, the outstanding balance was $564,000. The Company has extended the repayment date to February 2024 from the original due date of February 2022.

SCHEDULE OF LONG-TERM LOAN

Long-term loan consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	6,320,534	7,354,024
Less: current portion of long-term loans	(1,386,160)	(796,416)
Long-term loans	$4,934,374	$6,557,608

SCHEDULE OF BANK LOANS REPAYMENT
Twelve months ending June 30,	Repayment
2023	$1,950,160
2024	3,200,187
2025	388,082
2026	413,984
2027	441,618
2028	471,065
2029	19,438
Total	$6,884,534